Debt - Schedule of Maturities of Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Long-Term Debt, Rolling Maturity [Abstract]
Remainder 2024	$ 5,095
2025	85,190
2026	10,190
2027	106,145
2028	1,474,877
2029 and thereafter	793,075
Total	$ 2,474,572	$ 2,519,857